Income Taxes (Schedule Of Reconciliations Of The U.S. Federal Statutory Tax Rate) (Details)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Federal rate	35.00%	35.00%	35.00%
State and local taxes, net of federal tax benefit	1.30%	1.30%	0.70%
Non-U.S. rate differential	(4.80%)	(4.00%)	(3.50%)
Non-U.S. tax holidays	(1.80%)	(1.70%)	(1.00%)
U.S. manufacturing deduction	(1.60%)	(1.40%)	(1.10%)
Goodwill Impairment	4.80%	4.60%	0.20%
Effective Income Tax Rate Reconciliation Embedded Computing and Power Repatriation	2.20%	0.00%	0.00%
Other	0.20%	1.20%	0.70%
Non-U.S. tax holiday tax rate reductions for certain foreign jurisdictions, expiration period in years	4 years
Effective income tax rate	35.30%	35.00%	31.00%